Organization and Operations - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended
	Aug. 22, 2013	Jun. 03, 2013	Mar. 05, 2012	Nov. 08, 2011	Feb. 28, 2013 Entity	Dec. 31, 2013 Segment	Nov. 30, 2013 Finjan Software [Member]	Oct. 18, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Trustwave Class A Common Stock [Member]	Dec. 31, 2012 Trustwave Class A Common Stock [Member]	Dec. 31, 2013 Hudson Bay and Iroquois [Member]	Dec. 31, 2013 Hudson Bay and Iroquois [Member] Series A Convertible Preferred Stock [Member]	Nov. 30, 2013 Finjan [Member]	Dec. 31, 2013 Finjan [Member]	Dec. 31, 2013 Converted Organics [Member]
Business Acquisition [Line Items]
Number of reportable segments						2
Company's founded year						1997
Common stock shares received							7,075,629						1,548,148
Additional shares received									224,000	224,000
Number of unaffiliated entity					2
Effective date of Merger Agreement						Jun. 03, 2013
Right to purchase shares of Finjan Holdings common stock						247,087.147
Aggregate principal amount of Organics convertible notes											$ 1,192,500
Exchange of shares of Series A Convertible Preferred Stock and warrants												13,281
Dividend percentage of Series A Convertible Preferred Stock								1.00%				1.00%
Warrants to purchase shares of common stock											105,554
Shares of Finjan Holdings common stock issued on conversion of Preferred Stock											1,789,469
Percentage of common stock outstanding, acquired											8.00%			91.50%	8.50%
Reverse stock split	1-for-12	1-for-500	1-for-500	1-for-10
Reverse stock split ratio	0.083	0.002	0.002	0.100